Employee Benefits, Fair Value Level 3 Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Retirement Plans Textual [Abstract]
Defined contribution retirement plan expense	$ 1,200	$ 1,200	$ 1,200
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	10,656
Fair value of plan assets at end of year	9,429	10,656
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	28	52
Gross realized gain (loss)	(2)	(3)
Gross unrealized gain (loss)	(1)	5
Purchases, sales and settlements (net)	(3)	(4)
Transfers Into/ (Out of) Level 3	0	(22)
Fair value of plan assets at end of year	22	28	52
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	565	549
Fair value of plan assets at end of year	511	565	549
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	23	23
Gross realized gain (loss)	1	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	0	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	24	23	23
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	19
Gross realized gain (loss)		0
Gross unrealized gain (loss)		0
Purchases, sales and settlements (net)		0
Transfers Into/ (Out of) Level 3		(19)
Fair value of plan assets at end of year		0	19
Real estate [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	20	25
Gross realized gain (loss)	(2)	(3)
Gross unrealized gain (loss)	(1)	5
Purchases, sales and settlements (net)	(3)	(4)
Transfers Into/ (Out of) Level 3	0	(3)
Fair value of plan assets at end of year	14	20	25
Other [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	8	8
Gross realized gain (loss)	0	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	0	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	8	8	8
Other [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	23	23
Gross realized gain (loss)	1	0
Gross unrealized gain (loss)	0	0
Purchases, sales and settlements (net)	0	0
Transfers Into/ (Out of) Level 3	0	0
Fair value of plan assets at end of year	$ 24	$ 23	$ 23
Domestic Plan [Member] | Wells Fargo And Company 401(k) Plan [Member]
Defined Contribution Retirement Plans Textual [Abstract]
Service period for employee to be eligible for 401(k) plan	1 month
Percentage of employee contribution (up to 50%)	50.00%
Service period for employee to be eligible for company matching contributions	1 year
Percentage of employer match (up to 6%)	6.00%
Matching contribution vesting percentage	100.00%
Service period for employee to be eligible for profit sharing contributions	1 year
Profit sharing contribution vesting period	3 years